Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Disclosure of detailed information of long-term debt, activity [Table Text Block]
	2024	2023
	$	$
Balance - January 1	145,080	109,231
Increase in revolving credit facility	35,000	190,000
Repayment of revolving credit facility	(84,721)	(155,787)
Foreign exchange revaluation impact	(1,459)	1,636
Balance - December 31	93,900	145,080

Disclosure of detailed information about borrowings [Table Text Block]
	December 31,	December 31,
	2024	2023
	$	$

Revolving credit facility	93,900	145,246
Unamortized discount on banker's acceptances	-	(166)
Long-term debt, net	93,900	145,080
Current portion	-	-
Non-current portion	93,900	145,080
	93,900	145,080